Income Tax Provision (Details) - Schedule of Pretax Income - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Pretax Income [Abstract]
Domestic		$ (4,170,245)		$ 4,113,528
Foreign		1,365,286
Net income (loss) before income taxes	$ (133,829)	$ (2,804,959)	$ 2,197,640	$ 4,113,528	$ (604,470)	$ 9,612,949	$ 11,867,318	$ 11,891,223